Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 019	Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loans	$ 888,578
Interest Held in Master Trust	37,796,797
TOTAL	38,685,375
Cost	0
Cost	$ 0